Noncontrolling Interests (Details)		3 Months Ended		8 Months Ended	12 Months Ended
	May 07, 2021 shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) Vote shares	Dec. 31, 2020 USD ($)
Noncontrolling Interest [Line Items]
Distributions to investors					$ (21,942,000)	$ (5,398,000)
Voting rights | Vote					0
Share-based compensation		$ 865,000	$ 45,000		$ 1,570,000	71,000
Not Wholly Owned | Minimum
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners		1.00%		1.00%	1.00%
Not Wholly Owned | Maximum
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners		81.00%		81.00%	81.00%
Not Wholly Owned | Weighted Average
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners		24.00%		24.00%	24.00%
OP Units
Noncontrolling Interest [Line Items]
Distributions to investors		$ (5,500,000)		$ (10,600,000)
LTIP Units
Noncontrolling Interest [Line Items]
Units annual vesting percentage					10.00%
Share conversion ratio					1
Vested awards (in shares) | shares	528,451
Number of unvested awards outstanding (in shares) | shares		806,482		719,137	719,137
Share-based compensation					$ 1,600,000	$ 100,000
Total unrecognized compensation expense		$ 10,900,000		$ 6,500,000	$ 6,500,000
Share-based compensation		$ 900,000	$ 45,000
Performance LTIP
Noncontrolling Interest [Line Items]
Number of unvested awards outstanding (in shares) | shares		551,368		380,637	380,637